Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 35,954,445	¥ 45,854,380
Available-for-sale debt securities, Gross unrealized gains	48,994	146,095
Available-for-sale debt securities, Gross unrealized losses	262,637	202,033
Available-for-sale debt securities, Fair value	35,740,802	45,798,442
Held-to-maturity debt securities, Amortized cost	21,520,081	4,595,109
Held-to-maturity debt securities, Gross unrealized gains	49,238	26,096
Held-to-maturity debt securities, Gross unrealized losses	183,163	14,900
Held-to-maturity debt securities, fair value	21,386,156	4,606,305
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	26,153,862	34,383,131
Available-for-sale debt securities, Gross unrealized gains	16,510	77,144
Available-for-sale debt securities, Gross unrealized losses	123,769	132,511
Available-for-sale debt securities, Fair value	26,046,603	34,327,764
Held-to-maturity debt securities, Amortized cost	13,860,457	1,808,312
Held-to-maturity debt securities, Gross unrealized gains	32,927	13,691
Held-to-maturity debt securities, Gross unrealized losses	19,789	3,633
Held-to-maturity debt securities, fair value	13,873,595	1,818,370
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	2,773,750	4,154,459
Available-for-sale debt securities, Gross unrealized gains	2,063	6,672
Available-for-sale debt securities, Gross unrealized losses	15,872	14,987
Available-for-sale debt securities, Fair value	2,759,941	4,146,144
Held-to-maturity debt securities, Amortized cost	1,144,825	175,072
Held-to-maturity debt securities, Gross unrealized gains	2,473	4
Held-to-maturity debt securities, Gross unrealized losses	7,808	1,116
Held-to-maturity debt securities, fair value	1,139,490	173,960
Foreign government and official institution bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	3,029,042	2,671,797
Available-for-sale debt securities, Gross unrealized gains	2,072	8,586
Available-for-sale debt securities, Gross unrealized losses	108,372	49,040
Available-for-sale debt securities, Fair value	2,922,742	2,631,343
Corporate bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,051,347	1,081,620
Available-for-sale debt securities, Gross unrealized gains	9,791	9,601
Available-for-sale debt securities, Gross unrealized losses	2,977	1,073
Available-for-sale debt securities, Fair value	1,058,161	1,090,148
Held-to-maturity debt securities, Amortized cost	46,730
Held-to-maturity debt securities, Gross unrealized gains	213
Held-to-maturity debt securities, Gross unrealized losses	3
Held-to-maturity debt securities, fair value	46,940
Residential mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,110,126	900,799
Available-for-sale debt securities, Gross unrealized gains	569	256
Available-for-sale debt securities, Gross unrealized losses	441	648
Available-for-sale debt securities, Fair value	1,110,254	900,407
Held-to-maturity debt securities, Amortized cost	3,913,346	234,652
Held-to-maturity debt securities, Gross unrealized gains	13,606	49
Held-to-maturity debt securities, Gross unrealized losses	105,754	8,778
Held-to-maturity debt securities, fair value	3,821,198	225,923
Asset-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,418,563	1,547,098
Available-for-sale debt securities, Gross unrealized gains	16,116	41,544
Available-for-sale debt securities, Gross unrealized losses	4,364	222
Available-for-sale debt securities, Fair value	1,430,315	1,588,420
Held-to-maturity debt securities, Amortized cost	2,554,723	2,377,073
Held-to-maturity debt securities, Gross unrealized gains	19	12,352
Held-to-maturity debt securities, Gross unrealized losses	49,809	1,373
Held-to-maturity debt securities, fair value	2,504,933	2,388,052
Other debt securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	417,755	104,869
Available-for-sale debt securities, Gross unrealized gains	1,873	2,243
Available-for-sale debt securities, Gross unrealized losses	6,842	3,533
Available-for-sale debt securities, Fair value	¥ 412,786	103,579
Commercial paper
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost		1,010,607
Available-for-sale debt securities, Gross unrealized gains		49
Available-for-sale debt securities, Gross unrealized losses		19
Available-for-sale debt securities, Fair value		¥ 1,010,637